S000036208 [Member] Expense Example, No Redemption - Multi-Manager Value Strategies Fund - Multi-Manager Value Strategies Fund Institutional Class	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	223
Expense Example, No Redemption, 5 Years	389
Expense Example, No Redemption, 10 Years	$ 870